Consolidated statements of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 2,267,103	R$ 1,224,261	R$ 480,025
Net revenue from sales	374,612	471,924	260,594
Financial income	1,414,532	818,624	392,429
Other financial income	278,445	8,576	5,337
Total revenue and income	4,334,692	2,523,385	1,138,385
Cost of sales and services	(2,144,699)	(1,324,380)	(623,667)
Selling expenses	(351,439)	(245,759)	(199,937)
Administrative expenses	(581,668)	(153,177)	(84,461)
Financial expenses	(31,209)	(104,544)	(68,301)
Other expenses, net	(8,054)	(12,021)	(6,660)
PROFIT BEFORE INCOME TAXES	1,217,623	683,504	155,359
Current income tax and social contribution	(180,884)	(214,988)	(7,431)
Deferred income tax and social contribution	(126,331)	10,278	(20,149)
INCOME TAX AND SOCIAL CONTRIBUTION	(307,215)	(204,710)	(27,580)
NET INCOME FOR THE YEAR	910,408	478,794	127,779
Attributable to:
Owners of the Company	909,267	478,781	127,186
Non-controlling interests	R$ 1,141	R$ 13	R$ 593
Basic earnings per common share-R$	R$ 2.8625	R$ 1.8254	R$ 0.4849
Diluted earnings per common share-R$	R$ 2.8582	R$ 1.8254	R$ 0.4849